Share-Based Compensation (Details) (USD $)	1 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Aug. 31, 2013 E-House Plan	Nov. 30, 2012 E-House Plan	Oct. 31, 2010 E-House Plan	Dec. 31, 2006 E-House Plan	May 29, 2012 E-House Plan Share Options:	Dec. 31, 2013 E-House Plan Share Options:	Dec. 31, 2012 E-House Plan Share Options:	Dec. 31, 2011 E-House Plan Share Options:	May 09, 2012 E-House Plan Share Options: Directors item	May 29, 2012 E-House Plan Share Options: Employees item	Apr. 20, 2012 E-House Plan E-House Replacement Options	Dec. 31, 2012 E-House Plan E-House Replacement Options	Dec. 31, 2013 E-House Plan Restricted Shares:	Dec. 31, 2012 E-House Plan Restricted Shares:	Dec. 31, 2011 E-House Plan Restricted Shares:	Apr. 20, 2012 E-House Plan E-House Replacement Restricted Shares	Dec. 31, 2012 E-House Plan E-House Replacement Restricted Shares	Nov. 30, 2013 Leju Plan	Nov. 30, 2013 Leju Plan Maximum	Dec. 31, 2013 Leju Plan Share Options:	Dec. 02, 2013 Leju Plan Share Options: Employees	Dec. 31, 2013 Leju Plan Restricted Shares:	Dec. 02, 2013 Leju Plan Restricted Shares:	Dec. 16, 2013 Leju Plan Restricted Shares: Directors and employees	Sep. 30, 2008 CRIC Plan Maximum	Apr. 30, 2012 CRIC Plan Share Options:	Dec. 31, 2012 CRIC Plan Share Options:	Dec. 31, 2011 CRIC Plan Share Options:	Dec. 31, 2011 CRIC Plan Share Options: Group's employees	Dec. 31, 2011 CRIC Plan Share Options: Minimum	Dec. 31, 2011 CRIC Plan Share Options: Maximum	Apr. 20, 2012 CRIC Plan CRIC Replaced Options	Apr. 30, 2012 CRIC Plan Restricted Shares:	Dec. 31, 2012 CRIC Plan Restricted Shares:	Dec. 31, 2011 CRIC Plan Restricted Shares:	Apr. 20, 2012 CRIC Plan CRIC Replaced Restricted Shares	Dec. 31, 2012 CRIC Plan CRIC Replaced Restricted Shares
Share-Based Compensation
Number of shares authorized				3,636,364
Number of shares that may be issued as a percentage of total outstanding shares				5.00%															8.00%						15.00%
Compensation expense						$ 12,817,935	$ 17,157,015	$ 2,903,861					$ 5,668,460	$ 9,348,941	$ 10,668,117					$ 381,874		$ 34,758				$ 0	$ 8,532,772	$ 18,088,339					$ 0	$ 54,688	$ 180,322
Award vesting period				3 years		3 years							3 years					3 years			3 years									2 years	3 years
Additional number of shares authorized	6,644,659	1,273,000	4,013,619
Expiration period						10 years												10 years			10 years							10 years
Options granted for purchase of shares						0	0	1,994,000																					8,361,000
Options granted for purchase of shares																					7,192,000						16,975,028					16,975,028
Granted (in shares)													1,303,000	1,273,000	28,000	77,875	77,875							600,000
Forfeited (in shares)													(12,506)	(71,844)	(61,336)																					87,500	87,500
Exercise price of shares granted (in dollars per share)								$ 5.31				$ 4.63								$ 4.6	$ 4.6			$ 4.6				$ 4.84
Fair value of option at the date of grant													$ 10.61	$ 3.43	$ 11.57		$ 3.47
Share price																							$ 4.55
Exercise price of shares granted after reduction (in dollars per share)										$ 5.34
Exercise price of shares granted, low end of the range (in dollars per share)										$ 6.75	$ 0.72					$ 3.38												$ 3.75				$ 0.64				$ 3.00
Exercise price of shares granted, high end of the range (in dollars per share)										$ 8.99	$ 8.99					$ 6.75												$ 7.02				$ 8.00				$ 6.00
Incremental compensation cost of the vested options replaced										1,811,935	289,930					0
Number of employees holding options for which exercise price is reduced									3	394
Number of replacement options exchanged with replaced options granted (in shares)											15,107,745
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)					2.78%			2.54%			2.62%					2.43%				2.98%								3.22%				2.62%				2.43%
Contractual life of option					8 years 7 days			10 years			7 years 6 months 11 days					10 months 6 days				10 years								10 years				7 years 6 months 11 days				10 months 6 days
Average estimated volatility rate (as a percent)					62.23%			77.02%			50.42%					50.42%				56.74%								70.35%				54.21%				54.21%
Average dividend yield (as a percent)					2.45%			4.11%			2.03%					2.03%				0.00%								0.00%
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)																												$ 3.16
Weighted-average grant-date fair value of options granted (in dollars per share)								$ 3.31												$ 2.21
Compensation expense						12,817,935	17,157,015	2,903,861					5,668,460	9,348,941	10,668,117					381,874		34,758				0	8,532,772	18,088,339					0	54,688	180,322
Total intrinsic value of options exercised						$ 25,248,554	$ 436,259	$ 422,455																			$ 750,115	$ 2,954,839
Total number of options previously granted subject to modification (in shares)									396,050	4,211,879